Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
November 30, 2023
XS8-NPRT3-0124
1.9870217.107
U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
1.125% 5/15/40	279,517,000	165,701,172
1.125% 8/15/40	117,470,000	69,031,980
1.25% 5/15/50	51,868,000	25,470,025
1.375% 11/15/40	930,063,000	569,336,615
1.375% 8/15/50	332,828,000	169,105,227
1.625% 11/15/50	200,693,000	109,252,252
1.75% 8/15/41	455,540,000	293,164,903
1.875% 2/15/41	633,606,000	421,768,742
1.875% 2/15/51	654,105,000	380,326,285
1.875% 11/15/51	729,220,000	422,434,871
2% 11/15/41	915,080,000	613,067,857
2% 2/15/50	424,749,000	256,740,858
2% 8/15/51	861,520,000	516,037,023
2.25% 5/15/41	881,582,000	623,374,901
2.25% 8/15/46	172,941,000	113,391,198
2.25% 8/15/49	311,947,000	200,535,616
2.25% 2/15/52	1,405,440,000	895,419,007
2.375% 2/15/42	1,538,360,000	1,096,081,497
2.375% 11/15/49	827,992,000	547,445,027
2.375% 5/15/51	635,974,000	417,805,104
2.5% 2/15/45	707,149,000	495,971,107
2.5% 2/15/46	117,718,000	81,634,674
2.5% 5/15/46	136,970,000	94,707,264
2.75% 8/15/42	252,260,000	190,446,447
2.75% 11/15/42	193,274,000	145,461,335
2.75% 8/15/47	458,264,000	329,932,180
2.75% 11/15/47	316,957,000	228,072,847
2.875% 5/15/43	241,482,000	184,488,476
2.875% 8/15/45	36,432,000	27,240,036
2.875% 11/15/46	25,000	18,531
2.875% 5/15/49	634,799,000	466,527,675
2.875% 5/15/52	237,580,000	174,482,092
3% 5/15/42	119,579,000	94,294,581
3% 11/15/44	172,537,000	132,752,394
3% 5/15/45	158,044,000	121,095,042
3% 11/15/45	362,162,000	276,346,584
3% 2/15/47	489,794,000	370,712,834
3% 5/15/47	210,762,000	159,355,831
3% 2/15/48	595,209,000	448,778,289
3% 8/15/48	90,882,000	68,470,357
3% 2/15/49	863,787,000	650,640,812
3% 8/15/52	656,180,000	495,057,048
3.125% 11/15/41	59,163,000	47,908,163
3.125% 2/15/42	154,840,000	124,966,767
3.125% 2/15/43	170,521,000	135,930,549
3.125% 8/15/44	77,966,000	61,382,997
3.125% 5/15/48	306,342,000	236,385,931
3.25% 5/15/42	361,600,000	296,003,500
3.375% 8/15/42	534,560,000	444,645,340
3.375% 5/15/44	122,930,000	101,013,886
3.375% 11/15/48	162,891,000	131,547,208
3.5% 2/15/39	128,034,000	113,250,074
3.625% 8/15/43	393,132,000	337,509,963
3.625% 2/15/44	142,857,000	122,243,181
3.625% 2/15/53	388,080,000	331,126,229
3.625% 5/15/53	790,000,000	674,339,063
3.75% 8/15/41	107,358,000	95,410,229
3.75% 11/15/43	103,069,000	89,967,963
3.875% 2/15/43	264,800,000	236,199,532
3.875% 5/15/43	106,500,000	94,918,125
4% 11/15/42	175,720,000	159,802,239
4% 11/15/52	371,200,000	339,314,499
4.125% 8/15/53	476,900,000	445,976,016
4.25% 5/15/39	7,357,000	7,091,458
4.25% 11/15/40	47,867,000	45,606,406
4.375% 2/15/38	82,124,000	81,363,712
4.375% 11/15/39	17,280,000	16,837,200
4.375% 5/15/40	164,823,000	159,955,571
4.375% 5/15/41	84,468,000	81,491,822
4.375% 8/15/43	189,670,000	181,283,030
4.5% 2/15/36	102,518,000	104,171,903
4.5% 5/15/38	22,000,000	21,996,563
4.5% 8/15/39	1,044,000	1,034,498
4.625% 2/15/40	35,743,000	35,828,169
4.75% 2/15/37	35,563,000	36,923,007
4.75% 2/15/41	21,373,000	21,635,988
4.75% 11/15/53	152,900,000	158,944,328
5% 5/15/37	148,227,000	157,120,620
U.S. Treasury Notes:
2.75% 8/15/32	19,400,000	17,131,867
3.5% 2/15/33	21,640,000	20,223,256

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,846,251,789)		18,910,457,448

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $242,987,774)	242,939,187	242,987,774

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $25,089,239,563)	19,153,445,222
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(38,665,204)
NET ASSETS - 100.0%	19,114,780,018

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	220,005,277	924,545,963	901,563,466	4,602,135	-	-	242,987,774	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	91,383,143	1,065,947,893	1,157,331,036	167,033	-	-	-	0.0%
Total	311,388,420	1,990,493,856	2,058,894,502	4,769,168	-	-	242,987,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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